Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses	Accounts receivable and allowance for credit losses consist of the following:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	320,203	266,076	37,476
Less: allowance for credit losses	(3,546)	(5,097)	(718)
Accounts receivable, net	316,657	260,979	36,758

Schedule of Analysis of the Allowance for Credit Losses	An analysis of the allowance for credit losses is as follows:
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance, beginning of year	3,813	2,215	3,546	499
Bad debt allowances from acquisition	-	(1,459)	-	-
Additions (recovery)	(1,592)	2,739	1,530	216
Exchange difference	(6)	51	21	3
Balance, end of year	2,215	3,546	5,097	718